10-K Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
a)Basis of Presentation
The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all accounts of the Company and its wholly-owned subsidiaries as of and for the years ended December 31, 2023 and 2022. All intercompany transactions and balances are eliminated in consolidation.
b)Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Significant estimates in the Company’s consolidated financial statements include, but are not limited to, reserves for losses and loss adjustment expenses, reinsurance recoverable on unpaid losses and loss adjustment expenses, fair value of investments, and income taxes.
Management bases its estimates and assumptions on historical experience and other factors, including the current economic environment and on various other judgments that it believes to be reasonable under the circumstances. Management periodically reviews its estimates and assumptions and makes adjustments thereto when facts and circumstances dictate. Changes in accounting estimates and underlying assumptions are recognized prospectively in the consolidated financial statements.
c)Revenue Recognition
The Company recognizes premiums as written at the inception of the policy, which are earned on a pro-rata basis over the policy term. Unearned premium represents the portion of written premiums that relates to unexpired terms of in-force insurance policies. Premiums balances receivable include amounts receivable from agents and brokers that are both currently due and amounts not yet due.
d)Cash and Cash Equivalents and Restricted Cash and Cash Equivalents
Cash and cash equivalents comprise of cash held in bank accounts and cash held in short-term securities. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The carrying value of the Company’s cash and cash equivalents approximates fair value.
Restricted cash is substantially all comprised of funds set aside in accordance with the Insurance Trust Agreement between BICI and AmFam. The carrying value of the Company’s restricted cash approximates fair value.
e)Investments
The Company classifies investments in fixed maturity securities as available for sale, and as such they are carried at estimated fair value. Changes in fair value are recorded as unrealized gains (losses) in accumulated other comprehensive loss. The fair value of fixed maturity securities is generally determined from quotations received from nationally recognized pricing services or when such prices are not available, by reference to other sources (including observed trading levels, pricing curves or matrices).
Short-term investments consist of treasury bills and treasury notes with maturities greater than three months but less than one year at the date of purchase and are valued at amortized cost, which approximates fair value.
Realized investment gains (losses) represent the difference between the amortized cost of securities sold and the proceeds realized upon sale, which are recorded at the trade date. Gains or losses on fixed maturity securities are determined on a specific identification basis.
Net investment income includes interest income as well as the amortization of market premiums and discounts, net of investment management and custody fees.
f)Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is determined based on a fair value hierarchy that prioritizes the use of observable inputs over the use of unobservable inputs and requires the use of observable inputs when available. The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels, as follows:
▪Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.
▪Level 2: Significant other observable inputs other than Level 1 inputs, such as quoted prices in active markets for similar assets or liabilities, quoted prices in inactive markets for identical assets or liabilities, or other inputs that are directly or indirectly observable through market-corroborated inputs, such as interest rates, yield curves, prepayment speeds, default rates, or loss severities.
▪Level 3: Significant unobservable inputs used to measure fair value to the extent that relevant observable inputs are not available, and that reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the measurement date.
See Note 4 for further details regarding fair value disclosures.
g)Deferred Policy Acquisition Costs
Acquisition costs associated with the successful acquisition of new and renewed insurance and reinsurance contracts are deferred and amortized ratably over the terms of the related contracts. Ceding commissions received on ceded reinsurance contracts are netted against acquisition costs and are recognized ratably over the life of the assumed underlying contract. Deferred policy acquisition costs are comprised primarily of commissions and are presented net of unearned ceding commissions. Deferred policy acquisition costs are reviewed to determine if they are recoverable from unearned premium and, if not, are charged to expense. Anticipated investment income is considered in determining if a premium deficiency exists. The recoverability of deferred policy acquisition costs is evaluated separately by line of business.
h)Reserves for Losses and Loss Adjustment Expenses
The Company’s reserves for losses and loss adjustment expenses are comprised of case reserves and incurred but not reported liabilities (“IBNR”). When a claim is reported, a case reserve is established for the estimated ultimate payment based upon known information about the claim. As more information about the claim becomes available over time, case reserves are adjusted as appropriate. Such adjustments are reflected in the Consolidated Statement of Operation in the period in which they are determined. Reserves are also established on an aggregate basis to provide for IBNR liabilities and expected loss reserve development on reported claims.
Loss reserves included in the Company’s financial statements represent management’s best estimates based upon an actuarially derived point estimate and other considerations. The Company uses a variety of actuarial techniques and methods to derive an actuarial point estimate. These methods may include expected loss ratio, paid loss development, incurred loss development, paid and incurred Bornhuetter-Ferguson methods, and frequency and severity methods. In circumstances where one actuarial method is considered more credible than the others, that method is used to set the point estimate. The actuarial point estimate may also be based on a judgmental weighting of estimates produced from each of the methods considered. Industry loss experience is used to supplement the Company’s own data in selecting a priori loss ratios and loss development assumptions, where the Company’s own data is limited. The actuarial data is analyzed by line of business and coverage, as appropriate. See Note 6 for further information.
i)Reinsurance
In the normal course of business, the Company’s insurance company subsidiary cedes a portion of its premium to third-party reinsurers through pro rata and excess of loss reinsurance agreements on a treaty or facultative basis. These arrangements reduce the effect of individual or aggregate losses to the Company. Premiums are disclosed in the income statement net of ceded premiums. Reinsurance premiums, commissions, and ceded unearned premiums on reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company receives ceding commissions in accordance with certain reinsurance treaties. The ceding commissions are capitalized and amortized as a reduction of underwriting acquisition expenses. The unearned portion of premiums ceded to reinsurers is reported as prepaid reinsurance premiums and earned ratably over the underlying assumed policy term.
The estimated amounts of reinsurance recoverable on unpaid losses are reported as reinsurance recoverable on unpaid losses and loss adjustment expenses. Ceded reinsurance contracts do not relieve the Company of its primary obligations to its policyholders. To the extent a reinsurer does not meet its obligations under reinsurance agreements, the Company remains liable for such obligations.
j)Property and Equipment, Net
Property and equipment, net, is carried at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the respective assets which ranges from 3 to 10 years. For certain leasehold improvements, depreciation is calculated over the shorter of the estimated useful lives of the respective assets or the lease term. Expenditures for maintenance and repairs are charged to operations as incurred. Upon disposition, the asset cost and related depreciation are removed from the accounts and the resulting gain or loss is included in the Company’s Consolidated Statements of Income and Comprehensive Income (Loss).
The Company accounts for software development costs in accordance with ASC 350-40, Internal Use Software. Capitalization of costs begins when two criteria are met: (1) the preliminary project stage is completed, and (2) it is probable that the software will be completed and used for its intended function. Capitalization ceases when the software is substantially complete and ready for its intended use, including the completion of all significant testing. Capitalized software costs are included in property and equipment, net on the Consolidated Balance Sheet. We evaluate the useful life of capitalized software on an annual basis and test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. Costs related to preliminary project activities and post-implementation operating activities are expensed as incurred. The capitalized costs are amortized on a straight-line basis over the estimated useful life of the asset, which is 3 years.
k)Impairment of Long-Lived Assets
Long-lived assets with finite lives are tested for impairment whenever recognized events or changes in circumstances indicate the carrying value of these assets may not be recoverable. If indicators of impairment are present, fair value is calculated using estimated future cash flows expected to be generated from the use of those assets. An impairment loss is recognized only if the carrying amount of a long-lived asset or asset group is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset or asset group is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group. That assessment is based on the carrying amount of the asset or asset group at the date it is tested for recoverability. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset or asset group exceeds its fair value.
l)Leases
The Company has lease agreements for two corporate office spaces for the years ended December 31, 2023 and 2022. These lease arrangements are accounted for in accordance with ASC 842, Leases, (“ASC 842”). At adoption, the Company elected the practical expedient to combine lease and non-lease components, as well as the short-term lease exception. The Company determines at inception whether an arrangement is or contains a lease. For any arrangements that meet the definition of a lease, we first assess the lease classification criteria to determine whether the lease is a finance or operating lease.
On the lease commencement date, for operating leases that have a lease term of more than 12 months, the Company recognizes a lease liability within other liabilities and a right-of-use (“ROU”) asset within other assets in the Company’s Consolidated Balance Sheet. The liability is initially measured and recognized at the present value of the lease payments at the lease commencement date. The discount rate used to measure the lease liability is the rate implicit in the lease or, if the rate implicit in the lease is not readily determinable, the incremental borrowing rate. The ROU asset is equal to the lease liability, adjusted for any initial direct costs and any lease payments made to the lessor at or before lease commencement.
Subsequent to initial measurement, the Company recognizes lease expense on a straight-line basis over the non-cancelable lease term and renewal periods that are considered reasonably assured at the inception of the lease. ROU assets are periodically subject to impairment tests, similar to the manner in which long-lived assets are tested for impairment in accordance with ASC 360, Property, Plant, and Equipment.
m)Foreign Exchange
The Company accounts for foreign exchange (gains) losses arising from the remeasurement of a non-U.S. dollar operating expense liability to U.S. dollars. The change in the liability due to the fluctuations in the exchange rate are included within the Consolidated Statements of Income and Comprehensive Income (Loss) at the end of each period.
n)Comprehensive Income (Loss)
Comprehensive income (loss) includes net income and net unrealized investment gains (losses) on available for sale fixed maturity investments, net of tax.
o)Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied in the years in which temporary differences are expected to be recovered or settled. The Company reduces deferred tax assets by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.
The Company analyzes its tax filing positions in all of the U.S. federal, state, local and foreign tax jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. The Company evaluates tax positions taken or expected to be taken in the course of preparing an entity’s tax returns to determine whether it is “more-likely-than-not” that each tax position will be sustained by the applicable tax authority. There are no material tax positions taken or expected to be taken that would significantly increase or decrease unrecognized tax benefits within the next twelve months. Interest and penalties related to uncertain tax positions are recorded within operating expenses within the Consolidated Statements of Income and Comprehensive Income (Loss). None of the Company’s federal or state tax income tax returns are currently under examination by the Internal Revenue Service (“IRS”) or state authorities.
See Note 11 for additional information on income taxes.
p)Share-Based Compensation
BIHL, the parent company of BSHI, issued Class P Interests to certain employees in connection with the Company’s employee compensation structure. Each Class P Interest is structured as a profit interest award and entitles the employees to profits after the partners of BIHL receive a return of their initial investment. The Class P Interests are accounted for as equity under ASC 718, Compensation – Stock Compensation. The fair value of the compensation cost incurred under these awards is measured at the date of grant based on the fair value of the award and is recognized as operating expense within the Consolidated Statements of Income and Comprehensive Income using a graded method over the requisite service period. Forfeitures are recognized when they occur.
See Note 9 for additional information on share-based compensation.
q)Benefit Plans
Pursuant to the terms of the defined contribution BIHL Safe Harbor 401(k) Retirement and Savings Plan (“the Plan”), 100.0% of employee contributions to the Plan are matched on the first 4.0% of salary up to the IRS compensation limit. Company contributions are expensed in the year for which the benefit is earned. All participants are allowed to direct the lesser of 100.0% of compensation into a pre-tax deferral plan and a Roth 401(k) account, or the maximum permitted by law.
r)Concentrations of Credit Risk
The creditworthiness of a counterparty is evaluated by the Company, taking into account credit ratings assigned by independent agencies. The credit approval process involves an assessment of factors, including, among others, the counterparty, country, and industry credit exposure limits. Collateral may be required, at the discretion of the Company, on certain transactions based on the creditworthiness of the counterparty. The areas where significant concentrations of credit risk may exist include cash and cash equivalents, restricted cash and investments, premium balances receivable, and reinsurance recoverable for paid and unpaid losses and loss adjustment expenses.
s)Allowance for Credit Losses
The Company’s reinsurance recoverables and premium balances receivable are subject to credit losses. The Company routinely monitors changes in the credit quality and concentration risks of the reinsurance counterparties and the insurance brokers and updates the allowance for credit losses accordingly. For the period ending December 31, 2023, based on the Company's analysis the allowance for credit loss is determined to be immaterial.
Investments in fixed maturity securities, all of which are classified as available for sale, are held at fair value, net of an allowance for credit losses and any decline in fair value that is believed to arise from factors other than credit is recorded as a separate component of accumulated other comprehensive income (loss) in the consolidated statement of shareholders’ equity. The Company did not record any allowance for credit losses on its available for sale securities as of December 31, 2023.
t)Basic and Diluted Earnings Per Share
Basic earnings per share is calculated by dividing net income by the weighted-average common stock outstanding for the period. Diluted earnings per share is calculated by dividing net income by the weighted average number of common stock and dilutive potential common stock outstanding during the year. The Company does not have any potentially dilutive shares, as the only shares that are outstanding for BSHI are the common stock.
u)Stock Split
On May 9, 2024, the Company effected a 240 thousand-for-1 forward split of issued and outstanding shares of common stock, par value $0.01 per share. As a result of the forward stock split, one hundred (100) shares of common stock issued and outstanding was automatically increased to 24 million shares of issued and outstanding common stock, without any change in the par value per share. All share, per share and related information presented in the consolidated financial statements and accompanying notes have been retroactively adjusted, where applicable, to reflect the impact of the forward stock split.
v)Recent Accounting Pronouncements
Recently Adopted Accounting Standards
Accounting Standards Update ("ASU") 2016-13, Financial Instruments – Credit Losses (Topic 326)
On June 16, 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326)" to provide more useful information about the expected credit losses on financial instruments. The update requires a financial asset measured at amortized cost to be presented at the net amount expected to be collected by means of an allowance for credit losses that runs through net income. Credit losses relating to available-for-sale fixed-maturity securities must also be recorded through an allowance for credit losses, which is limited to the amount by which fair value is below amortized cost. The measurement of credit losses on available-for-sale securities is similar under previous U.S. GAAP, but the update requires the use of the allowance account through which amounts can be reversed, rather than through an irreversible write-down. The FASB has issued additional ASUs on Topic 326 that do not change the core principle of the guidance in ASU 2016-13 but clarify certain aspects of it.
The Company adopted ASU 2016-13 on January 1, 2023, using the modified-retrospective approach. The adoption of this ASU resulted in the recognition of an allowance for credit loss related to the Company’s reinsurance recoverables and premium balances receivable. Because the Company enters into contracts with reinsurers that have A.M. Best ratings of “A” (Excellent) or better and has a history of collecting premium balances receivable, the effect of adoption was not material to the Company’s consolidated financial statements.
Recently Issued Accounting Standards Not Yet Adopted
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company is provided an option to adopt new or revised accounting guidance as an “emerging growth company” under the JOBS Act either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible.
There are no other prospective accounting standards which, upon their effective date, would have a material impact on the Company’s consolidated financial statements.